Notes Related to the Consolidated Statement of Income (Loss) - Summary of Stock Options (Detail) - SO plan [member] - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information of operating income loss [line items]
Maximum number of new shares that can be issued	406,373	111,810	93,564	66,999
Tranche one [member]
Disclosure of detailed information of operating income loss [line items]
Vesting period	2 years	2 years	2 years	2 years
Tranche two [member]
Disclosure of detailed information of operating income loss [line items]
Vesting period	3 years	3 years	3 years	3 years